OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSE
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2016	2017

Government authorities	$7,856	$5,202
Advances to suppliers	668	467
Deferred charges and prepaid expenses	4,304	4,417
Financial institutions	3,493	5,543
Guarantee deposit	356	481
Hedging asset	198	451
Other	201	491

	$17,076	$17,052